As filed with the Securities and Exchange Commission on May 19, 1999
                        Securities Act File No. 333-*****
                    Investment Company Act File No. 811-09345
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No. ___                                     [ ]
         Post-Effective Amendment No. ___                                    [ ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

         Amendment No. ___                                                   [ ]

                        (Check appropriate box or boxes.)


                              WOODLAWN FUNDS TRUST
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)


     105 North Washington Street, P.O. Drawer 69, Rocky Mount, NC 27802-0069
     -----------------------------------------------------------------------
               (Address of Principal Executive Offices)           (Zip Code)

        Registrant's Telephone Number, including Area Code (252) 972-9922
                                                           --------------

                              C. Frank Watson, III
     105 North Washington Street, P.O. Drawer 69, Rocky Mount, NC 27802-0069
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                 With copies to:
                                 ---------------
                                 Jane A. Kanter
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                            Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:   As soon as practicable after the
                                                Effective Date of this Amendment
                                                --------------------------------

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately  upon  filing  pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date)pursuant to paragraph  (a)(1)
[X] 75 days after filing pursuant to paragraph(a)(2)
[ ] on (date)  pursuant to paragraph  (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              WOODLAWN FUNDS TRUST

                       Contents of Registration Statement
                       ----------------------------------


This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
The Internet Index Funds
    -Part A - Prospectus
    -Part B - Statement of Additional Information
Part C - Other Information and Signature Page
Exhibit Index
Exhibits

                                     PART A
                                     ======

Internet 100 Fund Cusip Number ______________
Internet 100-EQ Fund Cusip Number ___________

--------------------------------------------------------------------------------

                            THE INTERNET INDEX FUNDS

                                  Series of the
                              Woodlawn Funds Trust

                                  No Load Funds

--------------------------------------------------------------------------------

                                   PROSPECTUS
                                  July 31, 1999


The Internet Index Funds (the "Funds") seek capital appreciation. In seeking to achieve their objectives, the Funds will invest in equity securities of the 100 largest Internet companies domiciled in the United States, securities which comprise the Internet 100 Index.





                               Investment Advisor
                               ------------------

                              Internet 100 Advisors
                                 285 Main Street
                            Arlington, Virginia 11234

                                  1-800-525-3863











The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----
INTRODUCTION.................................................................2
------------
      What Is an Index?......................................................2
      What Is the Internet 100 Index?........................................2

THE FUNDS....................................................................3
---------
      Investment Objective...................................................3
      Principal Investment Strategies........................................3
      Principal Risks of Investing in the Funds..............................4
      Fees and Expenses of the Funds.........................................5

MANAGEMENT OF THE FUNDS......................................................6
-----------------------
      The Investment Advisor.................................................6
      The Administrator......................................................6
      The Transfer Agent.....................................................7
      The Distributor........................................................7

INVESTING IN THE FUNDS.......................................................7
----------------------
      Minimum Investment.....................................................7
      Purchase and Redemption Price..........................................7
      Purchasing Shares......................................................8
      Redeeming Your Shares.................................................10

OTHER IMPORTANT INVESTOR INFORMATION........................................12
------------------------------------
      Dividends, Distributions and Taxes....................................12
      Financial Highlights..................................................12
      Additional Information........................................Back Cover

                                  INTRODUCTION
                                  ------------

WHAT IS AN INDEX?

A securities market index is an unmanaged group of securities that can be used as a proxy for the overall market, or for a specific sector of the market. The overall performance of the index is often utilized as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that comprise the index. An index fund has operating expenses and transaction costs, while a market index does not. Therefore, an index fund, while expected to track its target index closely, typically will be unable to match the performance of the index exactly.

WHAT IS THE INTERNET 100 INDEX?

The Internet 100 Index is a modified cap weighted index comprised of the 100 largest publicly traded companies whose primary source of revenues are related to Internet dependent sources.

The Internet 100 Index has been developed by Internet 100 Advisors (the "Advisor"), investment advisor to the Funds. The Internet 100 Index is comprised of the 100 largest "pure play" Internet stocks in terms of market capitalization. Internet 100 Advisors defines a `pure play' Internet company as a company that derives the majority of its sales and customers from products and/or services directly tied to the Internet. The Internet 100 Index provides broad exposure to the major sectors of the Internet, including:

     o  E-commerce
     o  Content portals
     o  Access providers
     o  Financial services
     o  Software
     o  Internet services

As this rapidly growing and changing segment of the economy develops, additional companies and sectors may become relevant. The overriding criteria for inclusion in the Internet 100 Index will be that a company is primarily dependent on the Internet for the majority of its revenues. The Internet 100 Index is a modified cap weighted index, in order to provide a representation of each company's relative contribution to the overall Internet industry and its common stocks.

                                    THE FUNDS
                                    ---------

INVESTMENT OBJECTIVE

The Internet Index Funds seek capital appreciation. In seeking to achieve their objectives, the Funds will invest in equity securities of the 100 largest Internet companies domiciled in the United States, securities which comprise the Internet 100 Index.

PRINCIPAL INVESTMENT STRATEGIES

The Internet Index Funds attempt to provide the investor with broad investment exposure to the Internet sector of our economy. Each Fund will pursue its investment objective by investing in the equity securities of the Internet 100 Index, [an index comprising the largest 100 Internet companies domiciled in the United States,] with a variation as to how each equity is weighted in its particular portfolio. By varying the composition of the two funds, the investor is presented with two distinct investment strategies for participating in the potential growth of Internet companies:

o The Internet 100 Fund will hold stocks in the approximate percentage of each company's representation in the Internet 100 Index.

o The Internet 100-EQ Fund will hold approximately equal percentages of the stocks comprising the Internet 100 Index, without regard to market capitalization of the underlying company.

Each Fund intends to remain fully invested at all times, investing approximately 95% of its net assets in equity securities. Approximately 5% will be left in cash to meet liquidity needs of each Fund. As shareholder purchases are received by the Funds, the percentage of cash will increase temporarily, while those funds await investment in additional equity securities.

Modified Capitalization Weighting (Internet 100 Index Fund)
-----------------------------------------------------------

Under a strict capitalization weighting methodology, constituent weights are determined by multiplying the price of each stock by the number of shares outstanding. Applying such a weighting scheme to the 100 largest Internet stocks would create a non-diversified, top-heavy index, given the current market values of a handful of the largest stocks compared to the rest of the market. For example, as of April 30, 1999, the combined value of America Online, Yahoo, Amazon.com and EBAY would account for approximately 60% of the weight of the entire index.

In order to enhance diversification, while still retaining the general characteristics of a capitalization weighted index, the Internet 100 Index utilizes a modified capitalization weighting methodology. This proprietary weighting scheme scales down the weights of the largest index components and redistributes the difference among the rest of the Index components. The end result is a more diversified portfolio in which larger companies generally receive a greater weight than smaller companies at the start of each rebalancing period.

Given the evolving nature of the Internet. It is expected that the weighting formula used by the Internet 100 Index will change in the future.

Equal Weighting (Internet 100-EQ Fund)
--------------------------------------

As the name implies, this methodology equally weights each component of the index. For a 100 stock index, this means that each stock receives approximately a 1% weighting at the beginning of each rebalancing period. The Internet 100 Index will be reviewed on a continuous basis. Internet 100 Advisors will add or delete a company from the Internet 100 Index if that company falls inside or outside the criteria of the Index for a period of 30 days or more.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested, and there can be no assurance that the Fund will be successful in meeting its objective. The following sections describe some of the risks involved with portfolio investments of the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. Each Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Funds'
investment portfolio, national and international economic conditions, and general market conditions. Many Internet stocks have risen in value based on anticipation of future earnings and company viability. If these future projections prove to be overly optimistic, shares of the corresponding companies may experience significant declines in market value.

Index Fund Risk: The Funds are not actively managed through traditional methods of stock selection and invest in stocks included in the Internet 100 Index, or in a representative sample of those stocks, regardless of their investment merit. The Funds may be unable to modify their investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in internet-related stocks.

Concentration Risk: Due to the concentration of the Funds in the Internet sector, shares of the Funds are also subject to risks other than those associated with an investment in a broad market portfolio. Because of their concentration in Internet stocks, shares of the Funds do not represent a complete investment program.

Sector Risk: The Internet is a small and highly volatile sub-sector of the economy that is still in its infancy. As such, shares of the Funds may fluctuate in value to a much greater degree than the overall market. Internet companies are subject to intense competition, obsolescence, and rapid rate of change, which can lead to above average fluctuations in the market value of these companies. Many Internet companies are currently operating at a loss and it is not known when or if they will turn profitable. It is probable that some of today's public Internet companies will not exist in the future.

Derivatives: The Funds may invest in derivative investments (e.g., futures and options). Derivatives are financial instruments whose values are derived, in part, from prices of other securities, indices, or rates. The use of derivatives is a highly specialized activity and there can be no guarantee that their use will increase the return of the Funds, or protect their assets from declining in value. In fact, the use of derivatives may reduce the value of your investment if they are not timed correctly or are executed under adverse market conditions.

Year 2000: Like other mutual funds, the Funds and the service providers for the Funds rely heavily on the reasonably consistent operation of their computer systems. Many software programs and certain computer hardware in use today cannot properly process information after December 31, 1999, because of the method by which dates are encoded and calculated in such programs and hardware. This problem, commonly referred to as the "Year 2000 Issue," could, among other things, negatively impact the processing of trades, the distribution of securities, the pricing of securities and other investment-related and settlement activities. The Trust is currently obtaining and assessing information with respect to the actions that have been taken and the actions that are planned to be taken by each of its service providers to prepare their computer systems for the Year 2000. While the Trust expects that each of the Funds' service providers will have adapted their computer systems to address the Year 2000 Issue, there can be no assurance that this will be the case or that the steps taken by the Trust will be sufficient to avoid any adverse impact to the Funds.

FEES AND EXPENSES OF THE FUNDS

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds:

                         Shareholder Fees for each Fund
                    (fees paid directly from your investment)
                    -----------------------------------------

         Maximum sales charge (load)imposed on purchases
             (as a percentage of the offering price).............. None
         Redemption fee .......................................... None

                  Annual Fund Operating Expenses for each Fund
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

         Management Fees.....................................0.75%
         Distribution and/or Service (12b-1) Fees............0.25%
         Other Expenses......................................1.25%
                                                             ----
             Total Annual Fund Operating Expenses.................2.25%*
             Fee Waivers and/or Expense Reimbursement............(0.50%)
                                                                  ----
             Net Expenses.........................................1.75%
                                                                  ====

          * Since the Internet 100-EQ Fund and the Internet 100 Fund will commence operations on July **, 1999, Other Expenses and Total Annual Fund Operating Expenses for that Fund are based on amounts estimated for the current fiscal year. The Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits Total Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 plan) to not more than 1.50% of the average daily net assets of each Fund for the fiscal year to end ****, 2000. See "Expense Limitation Agreement" for more detailed information.

Example. This Example shows you the expenses you may pay over time by investing in either Fund. Since all funds use the same hypothetical conditions, it should help you compare the costs of investing in these Funds versus other mutual funds. The Example assumes the following conditions:

          (1)  You invest $10,000 in the Fund for the periods shown;
          (2)  You reinvest all dividends and distributions;
          (3)  You redeem all of your shares at the end of those periods;
          (4)  You earn a 5% total return; and
          (5)  The Fund's expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

--------------------------------------- ---------------- ----------------
            Period Invested                  1 Year          3 Years
--------------------------------------- ---------------- ----------------
               Your Costs                     $178             $551
--------------------------------------- ---------------- ----------------

                            MANAGEMENET OF THE FUNDS
                            ------------------------

THE INVESTMENT ADVISOR

Internet 100 Advisors, established as a Virginia corporation in 1999, is the Funds' advisor. The Advisor is a new investment advisory firm, established for the purpose of developing and monitoring the Internet 100 Index and the Internet Index Funds. The Advisor's address is 285 Main Street, Arlington, Virginia 11234.

The Manager has not previously served as an investment manager to any other registered investment company. However, the executives and members of the investment advisory staff of the Advisor have extensive experience in other capacities in managing investments for clients, including trusts, corporations, foundations, charitable organizations, retirement plans, and individuals.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Funds, each Fund pays the Advisor monthly compensation based on that Fund's daily average net assets at the annual rate of 0.75%.

Expense Limitation Agreement. In the interest of limiting expenses of the Funds, the Advisor has entered into an expense limitation agreement with the Trust, with respect to each of the Funds ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.50% of the average daily net assets of the Funds for the fiscal year to end *****, 2000.

Each of the Funds may at a later date reimburse the Advisor for the management fees waived or limited, and/or other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided that the particular Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular Fund to exceed the percentage limits stated above. Consequently, no reimbursement by a Fund will be made unless: (i) the Fund's assets exceed $20 million; (ii) the Fund's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Funds as a factor in the selection of brokers and dealers.


THE ADMINISTRATOR

The Nottingham Company, Inc. (the "Administrator") assists the Trust in the performance of its administrative responsibilities to each Fund, coordinates the services of each vendor of services to the Funds, and provides the Funds with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Funds.

THE TRANSFER AGENT

NC Shareholder Services, LLC ("NCSS") serves as the transfer agent and dividend-disbursing agent for the Funds. As indicated later in the section of this Prospectus, "Investing in the Fund," NCSS will handle your orders to purchase and redeem shares of the Funds and will disburse dividends paid by the Funds.

THE DISTRIBUTOR

Capital Investment Group, Inc. (the "Distributor") is the principal underwriter and distributor of the Funds' shares and serves as each Fund's exclusive agent for the distribution of Fund shares. The Distributor may sell the Funds' shares to or through qualified securities dealers or others.

Distribution Plan. Each Fund has adopted a distribution plan in accordance with Rule 12b-1 (the "Distribution Plan") under the Investment Company Act of 1940, as amended ("1940 Act"). The Distribution Plan provides that each Fund will annually pay the Distributor up to 0.25% of the average daily net assets of each Fund's shares for activities primarily intended to result in the sale of those shares or the servicing of those shares, including to compensate entities for providing distribution and shareholder servicing with respect to the Funds' shares (this compensation is commonly referred to as "12b-1 fees"). Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

Other Expenses. In addition to the management fees and the 12b-1 fees, the Funds pay all expenses not assumed by the Funds' Advisor, including, without limitation: the fees and expenses of its independent auditors and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Funds, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.


                             INVESTING IN THE FUNDS
                             ----------------------

MINIMUM INVESTMENT

Shares of the Funds are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares of the Funds. The minimum initial investment is $1,000 and the minimum additional investment is $250 ($100 for those participating in the automatic investment plan.) The Funds may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.

PURCHASE AND REDEMPTION PRICE

Determining the Funds' Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. Each Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of each Fund is normally determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m. Eastern time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders. The Funds may suspend redemption, if permitted by the 1940 Act, for any period during which the New York Stock Exchange is closed or during which trading is restricted by the Securities Exchange Commission ("SEC") or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Funds' shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Funds' remaining shareholders to make payment in cash, the Funds may pay redemption proceeds in whole or in part by a distribution in kind of readily marketable securities.

PURCHASING SHARES

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the Funds will charge a $20 fee or may redeem shares of the Funds already owned by the purchaser to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to the "Internet 100 Fund" or the "Internet 100-EQ Fund," to:

                      The Internet Index Funds
                      [Name of Fund]
                      c/o North Carolina Shareholder Services
                      107 North Washington Street
                      Post Office Box 4365
                      Rocky Mount, North Carolina 27803-0365

Please remember to add a reference to the applicable Fund on your check to ensure proper credit to your account.

The application must contain your social security number or Taxpayer Identification Number ("TIN"). If you have applied for a social security number or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Funds at 1-800-773-3863, before wiring funds, to advise the Funds of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

                      First Union National Bank of North Carolina
                      Charlotte, North Carolina
                      ABA # 053000219 For credit to either:

                           The Internet 100 Fund
                                    Account # 2000001******
                      OR
                           The Internet 100-EQ Fund
                                    Account # 2000001******

                      For further credit to (shareholder's name and SS# or TIN#)


Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $250. Before adding funds by bank wire, please call the Funds at 1-800-773-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub which is attached to your fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Funds will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge, previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Advisor does not consider a pattern of frequent purchase and redemption transactions to be in the best interest of the shareholders of the Funds. Such a pattern may, at the discretion of the Advisor, be limited by the Funds' refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

The Board of Trustees  reserves  the right to suspend,  terminate,  or amend the
terms  of  the  exchange   privilege   upon  60-days'   written  notice  to  the
shareholders.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption request should be addressed to:

                        The Internet Index Funds
                        [Name of Fund]
                        c/o North Carolina Shareholder Services
                        107 North Washington Street
                        Post Office Box 4365
                        Rocky Mount, North Carolina 27803-0365

Regular mail redemption requests should include:

          (1) Your letter of instruction specifying the fund name, your account number, and number of shares or the dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

          (2) Any required signature guarantees (see "Signature Guarantees" below); and

          (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, a Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. You may also redeem shares by telephone and bank wire under certain limited conditions. The Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Funds may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

          (1)  The name of the Fund;

          (2)  Shareholder name and account number;

          (3)  Number of shares or dollar amount to be redeemed;

          (4)  Instructions   for   transmittal  of  redemption   funds  to  the
               shareholder;  and

          (5) Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Redemption proceeds cannot be wired on days when your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Funds in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Custodian for wire redemptions. The Custodian currently charges the Funds $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Funds, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-800-773-3863. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Funds. Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Funds will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if it does not follow such procedures, the Funds will be liable for any losses due to fraudulent or unauthorized instructions. The Funds will not be liable for following telephone instructions reasonably believed to be genuine.

Small Accounts. The Funds reserve the right to redeem involuntarily any account having a net asset value of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $1,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Systematic Withdrawal Plan. A shareholder who owns shares of the Funds valued at $2,500 or more at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $250. Each month or quarter, as specified, the Funds will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Funds or paid in cash. Call or write the Funds for an application form.

Signature  Guarantees.  To  protect  your  account  and the  Funds  from  fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; and
(3) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Funds do not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Funds. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Funds committed themselves to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Funds' net asset value at the beginning of such period.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely their own tax advisers for advice about the particular federal, state and local tax consequences to them of investing in a Fund.

Each Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, may be paid quarterly and capital gains distributions, if any, will be made at least annually. Although a Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gain distribution, it will be taxable to shareholders as long-term capital gains, regardless of how long they have held their Fund shares.

If a Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale.

As with all mutual funds, each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.


FINANCIAL HIGHLIGHTS

Because the Internet Index Funds are new funds, there are no financial or performance information included in this prospectus. Once the information becomes available, you may request this information at no charge by calling the Funds.

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

                            THE INTERNET INDEX FUNDS

                                  No Load Funds

--------------------------------------------------------------------------------


Additional information about the Funds is available in the Funds' Statement of Additional Information, available free of charge upon request by contacting us:





         By telephone:              1-800-773-3863

         By mail:                   The Internet Index Funds
                                    c/o North Carolina Shareholder Services
                                    107 North Washington Street
                                    Post Office Box 4365
                                    Rocky Mount, NC 27803-0365


         By e-mail:                 info@ncfunds.com


         On the Internet:           www.ncfunds.com



Information about the Funds can also be reviewed and copied at the Securities Exchange Commission's ("Commission") Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.




Investment Company Act file number 811-09345

                                     PART B
                                     ======

                            THE INTERNET INDEX FUNDS

                                  July 31, 1999

                                 A Series of the
                              WOODLAWN FUNDS TRUST
                107 North Washington Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-800-525-3863




                                Table of Contents

INVESTMENT OBJECTIVES AND POLICIES..........................................B-1
INVESTMENT LIMITATIONS......................................................B-3
PORTFOLIO TRANSACTIONS......................................................B-4
NET ASSET VALUE.............................................................B-5
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................B-6
DESCRIPTION OF THE TRUST....................................................B-6
ADDITIONAL INFORMATION CONCERNING TAXES.....................................B-7
MANAGEMENT OF THE FUNDS.....................................................B-9
SPECIAL SHAREHOLDER SERVICES...............................................B-15
ADDITIONAL INFORMATION ON PERFORMANCE......................................B-16
APPENDIX A - DESCRIPTION OF RATINGS........................................B-19









This Statement of Additional Information (the "SAI") is meant to be read in conjunction with the Prospectus, dated July 31, 1999, for the Internet 100 Fund and the Internet 100-EQ Fund (collectively, the "Funds") and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Funds' Prospectus may be obtained at no charge by writing or calling the Funds at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

The Funds were organized in 1999 as non-diversified, open-end management companies. The following policies supplement the Funds' investment objectives and policies as set forth in the Prospectus. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by Rating Agencies for securities in which the Funds may invest.

Repurchase Agreements. Each Fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended (the "1940 Act"), collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, the Advisor to the Funds will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. A Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Funds will not enter into any repurchase agreement which will cause more than 10% of their net assets to be invested in repurchase agreements which extend beyond seven days and other illiquid securities.

Money Market Instruments. Money market instruments may include U.S. Government Securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When a Fund acquires a Banker's Acceptance the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Funds only through the Master Note program of the Funds' custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Funds.

Illiquid Investments. Each Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of a Fund's investments and, through reports from the Advisor, the Board monitors investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, a Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. The Funds may not purchase restricted securities, which are securities that cannot be sold to the public without registration under the federal securities laws.

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). No purchase price is paid or received when the contract is entered into. Instead, the Fund upon entering into a futures contract (and to maintain the Fund's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, United States Government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Funds expect to earn interest income on their initial and variation margin deposits.

The Funds will incur brokerage fees when they purchase and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by the Funds will usually be liquidated in this manner, the Funds may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Funds to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Funds' current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, the Funds may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Funds can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Funds will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Funds may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

The Funds will write only options on futures contracts which are "covered." The Funds will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Funds segregate with its custodian cash, United States Government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). The Funds will be considered "covered" with respect to a call option they have written on a debt security future if, so long as it is obligated as a writer of the call, the Funds own a security deliverable under the futures contract. The Funds will be considered "covered" with respect to a call option it has written on a securities index future if the Funds own, so long as the Funds are obligated as the writer of the call, the Funds of securities the price changes of which are, in the opinion of the Manager, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If Funds write options on futures contracts, the particular Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the particular Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Funds to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Funds purchase an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts is a means of hedging the Funds of securities against a general decline in market prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when the particular Fund is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. The Fund will not engage in transactions in futures contracts and related options for speculation. In addition, the Fund will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by the Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by the Fund, the securities underlying such futures contracts or options will at all times be maintained by the Fund or, in the case of index futures and related options, the Fund will own securities the price changes of which are, in the opinion of the Manager, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

Writing Call Options. The Funds will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Fund owns securities not subject to a call option, the Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

The Funds may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Fund. When an underlying security is sold from the Fund's securities portfolio, the Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. If the Funds write a put option, the Fund will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, U.S. Government securities or other liquid securities having a value equal to or greater than the exercise price of the option.

The Funds may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which the Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates. The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options. The Funds may purchase put options on securities to protect their holdings against a substantial decline in market value. The purchase of put options on securities will enable the Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. The Fund may also purchase call options on securities to close out positions. The Fund may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Securities Index Options. The Funds may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities it intends to purchase. The Fund writes only "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Manager, expected to replicate substantially the movement of the index or indexes upon which the options written by the Fund are based. A put on a securities index written by the Fund will be considered covered if, so long as it is obligated as the writer of the put, the Fund segregates with its custodian cash, United States Government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 Index or the NYSE Composite Index, or a narrower market index such as the S&P 100 Index. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Forward Commitment & When-Issued Securities. The Funds may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Funds would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Funds may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.


                             INVESTMENT LIMITATIONS

Each Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means, with respect to a Fund, the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Internet 100 Fund and the Internet 100-EQ
Fund:

1. May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments).

2.   May not issue senior securities, except as permitted under the 1940 Act.

3. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of portfolio securities.

4. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

5. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

6. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

7. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

Non-Fundamental Policies

The following are the Fund's non-fundamental operating policies, which may be changed by the Board of Trustees of the Fund without shareholder approval.

The Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act. This percentage restriction is with respect to the Fund's current holdings of illiquid securities.

4. Purchase securities of other investment companies except in compliance with the 1940 Act.

5. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act); provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish non-hedging positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act), do not exceed 5% of the liquidation value of the Fund's total assets.

6. Borrow money except (i) from banks or (ii) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowing exceed 5% of its total assets.

7. Make any loans other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

Except for the fundamental investment limitations listed above and the Funds' investment objective, all other investment policies, limitations and restrictions described in the Prospectus and this Statement of Additional Information are not fundamental and may be changed with approval of the Fund's Board of Trustees. Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trust's Board of Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds.

The annualized portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of each Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and each Fund may engage in short-term trading to achieve its investment objectives.

Purchases of money market instruments by the Funds are made from dealers, underwriters and issuers. The Funds currently do not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, which may include a dealer mark-up, or otherwise involve transactions directly with the issuer of an instrument.

The Funds may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for each Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Funds. In addition, the Advisor is authorized to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Funds. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Funds. The Trustees will periodically review any commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Funds may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker. The Funds will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, the Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Funds will be made independently from those for any other Fund and any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as a Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for another Fund or other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Funds and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

                                 NET ASSET VALUE

The net asset value per share of each Fund is determined at the time normal trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time), Monday through Friday, except on business holidays when the New York Stock Exchange is closed. The New York Stock Exchange recognizes the following holidays: New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the New York Stock Exchange will be deemed a business holiday on which the net asset value of each Class of the Funds will not be calculated.

The net asset value per share of each Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares. "Assets belonging to" a Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment Fund. Assets belonging to a Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Board of Trustees. Subject to the provisions of the Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a Fund are conclusive.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of each Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Funds. Selling dealers have the responsibility of transmitting orders promptly to the Funds. The public offering price of shares of each Fund equals net asset value. Capital Investment Group, Inc. (the "Distributor") serves as distributor of shares of the Funds.

Plan Under Rule 12b-1. The Trust has adopted a Plan of Distribution (the "Plan") for each of the Funds pursuant to Rule 12b-1 under the 1940 Act (see "The Distributor - Distribution Plan" in the Funds' Prospectus). Under the Plan the Fund may expend a percentage of the Funds' Shares average net assets annually to finance any activity which is primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided the Trust's Board of Trustees has approved the category of expenses for which payment is being made. The current fee paid under the Plan are 0.25% of the average net assets of the Funds' Shares, respectively. Such expenditures paid as service fees to any person who sells shares of the Fund may not exceed 0.25% of the average annual net asset value of such shares. Potential benefits of the Plan to the Fund include improved shareholder servicing, savings to the Fund in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy management organization.

All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Fund will be borne by such persons without any reimbursement from the Fund. Subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plan.

From time to time,  the  Distributor  may pay  additional  amounts  from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

The Plan and the Distribution Agreement with the Distributor have been approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or any related agreements, by vote cast in person or at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Board of Trustees in the same manner as specified above.

Each year the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of the Fund and that there is a reasonable likelihood of its providing a benefit to the Fund, and the Board of Trustees has made such a determination for the current year of operations under the Plan. The Plan, the Distribution Agreement and the Dealer Agreement with any broker/dealers may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or, with respect to a particular Fund, by a majority vote of the Fund's outstanding voting stock relating to that particular Fund. Any amendment materially increasing the maximum percentage payable under the Plan, with respect to a particular Fund, must likewise be approved by a majority vote of that Class of Investor Shares' outstanding voting stock relating to that particular Class, as well as by a majority vote of those trustees who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the trustees including a majority of the noninterested Trustees of the Trust having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Trust must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Trustees for their review.

Redemptions. Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. Each Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "How Shares may be Redeemed," each Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.


                            DESCRIPTION OF THE TRUST

The  Trust,   which  is  an   unincorporated   business  trust  organized  under
Massachusetts law on May **, 1999, is an open-end diversified management investment company. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the shares of two series: the Internet 100 Fund and the Internet 100-EQ Fund. The Funds are managed by Internet 100 Advisors of Arlington, Virginia. The number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as each Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust will vote together and not separately on a series-by-series basis except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this SAI, shares of each Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning and is based on tax laws and regulations that are in effect on the date hereof, such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including each Fund, will be treated as a separate corporate entity under the Code and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the investment company nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the investment company's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. Each Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

Each series of the Trust, including each Fund, will designate any distribution of long-term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including each Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

Each series of the Trust, including each Fund, will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

Dividends paid by the Funds derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held.

The Funds will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus, in effect, result in a return of a part of your investment.


                             MANAGEMENT OF THE FUNDS

Trustees and Officers. The Trustees and executive officers of the Trust, their addresses, ages, and their principal occupations for the last five years are as follows:

                                    TRUSTEES

----------------------------- ------------------ -------------------------------
                                                 Principal Occupation(s)
Name, Age and Address         Position           During Past 5 Years
----------------------------- ------------------ -------------------------------




---------------------------
*Indicates that Trustee is an "interested person" of the Trust for purposes of the 1940 Act because of his position with one of the investment advisors to the Trust.


                                    OFFICERS

----------------------------------------------- -------------------------------- ---------------------------------------------
                                                                                 Principal Occupation(s)
Name, Age and Address                           Position                         During Past 5 Years
----------------------------------------------- -------------------------------- ---------------------------------------------

C. Frank Watson, III, 28                        Secretary                        Chief Operating Officer, The Nottingham
105 North Washington Street                                                      Company, Rocky Mount, North Carolina
Rocky Mount, North Carolina  27802

Julian G. Winters, 30                           Treasurer and Assistant          Legal and Compliance Director, The
105 North Washington Street                     Secretary                        Nottingham Company, Rocky Mount, North
Rocky Mount, North Carolina                                                      Carolina, since 1996; previously Operations
                                                                                 Manager, Tar Heel Medical, Nashville, North
                                                                                 Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------

Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year plus $250 per series of the Trust per meeting attended in person and $100 per series of the Trust per meeting attended by telephone. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

                              Compensation Table *

                                   Aggregate        Pension Retirement
                                 Compensation      Benefits Accrued As     Estimated Annual      Total Compensation
                               from each of the        Part of Fund         Benefits Upon       from the Trust Paid
Name of Person, Position             Funds              Expenses              Retirement            to Trustees
------------------------             -----              --------              ----------            -----------



* Figures are estimates for the fiscal year to end ******, 2000.

Principal Holders of Voting Securities. As of May 12, 1999, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) 0.000% of the then outstanding shares of the Internet 100 Fund, and 0.000% of the Internet 100-EQ Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of the Funds. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Funds as of May 12, 1999.

                                INTERNET 100 FUND


Name and Address of           Amount and Nature of
Beneficial Owner              Beneficial Ownership          Percent
----------------              --------------------          -------





                              INTERNET 100-EQ FUND



Name and Address of           Amount and Nature of
Beneficial Owner              Beneficial Ownership          Percent
----------------              --------------------          -------







Investment Advisor. Information about Internet Advisors 100, Arlington, Virginia (the "Advisor") and its duties and compensation as Advisor is contained in the Prospectus.

Compensation of the Advisor with regards to the Internet 100 Fund and the Internet 100-EQ Fund, based upon the Funds' average daily net assets, is at the annual rate of 0.75% for each fund.

The Advisor has entered into an expense limitation agreement with the Trust, with respect to the both the Funds, pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule l2b-1 Plan) are limited to 1.50% of the average daily assets of each of the Funds.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

Administrator. The Trust has entered into a Fund Accounting and Compliance Administration Agreement with The Nottingham Company, Inc. (the "Administrator"), a North Carolina corporation, whose address is 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069.

The Administrator performs the following services for the Fund: (1) coordinate with the Custodian and monitor the services it provides to the Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepare or supervise the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepare and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (9) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Compensation of the Administrator, based upon the average daily net assets of each fund, is at the following annual rates: 0.175% of the Fund's first $125 million, 0.150% on the next $125 million, and 0.125% on average daily net assets over $250 million, subject to a minimum fee of $1,000 per month, per fund. In addition, the Administrator currently receives a monthly fee of $2,250 per Fund for accounting and recordkeeping services and an additional fee of $750 per month for each additional Class of shares. The Administrator also charges the Trust for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

Transfer Agent. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with NC Shareholder Services, LLC (the "Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Funds. The address of the Transfer Agent is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,000 per month, per fund.

Distributor. Capital Investment Group, Inc. (the "Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of each Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement (the "Distribution Agreement") approved by the Board of Trustees of the Trust.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which each Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

Custodian. First Union National Bank of North Carolina (the "Custodian"), Two First Union Center, Charlotte, North Carolina 28288-1151, serves as custodian for each Fund's assets. The Custodian acts as the depository for each Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from each Fund an annual fee based on the average net assets of the Fund held by the Custodian.

Independent Auditors. Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222-5401, serves as independent auditors for the Funds, audits the annual financial statements of the Funds, prepares each Fund's federal and state tax returns, and consults with each Fund on matters of accounting and federal and state income taxation. A copy of the most recent annual report of the Fund will accompany this SAI whenever it is requested by a shareholder or prospective investor.

Legal Counsel. Dechert Price & Rhoads serves as legal counsel to the Woodlawn Funds Trust and the Funds.

                          SPECIAL SHAREHOLDER SERVICES

Each Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year-to-date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Funds will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. Each Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Funds. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Funds upon sixty days written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Funds at 1-800-525-3863, or by writing to:

                            The Internet Index Funds
                                 [Name of fund]
                           107 North Washington Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. Each Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Shares are Valued" in the Prospectus.

Redemptions in Kind. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the applicable Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.

                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. Each Fund computes the "average annual total return" of each Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $ 1,000 initial payment. This calculation is as follows:

         P(1+T)n = ERV

Where:  T =   average annual total return.
        ERV = ending  redeemable value  at the end of the period covered by  the computation of a hypothetical $1,000 payment made at the beginning of the period.
        P =   hypothetical  initial payment  of $1,000  from which  the  maximum sales load is deducted.
        n =   period covered by the computation, expressed in terms of years.

Each Fund may also compute the aggregate total return of each Fund, which is calculated in a similar manner, except that the results are not annualized.

The calculation of average annual total return and aggregate total return assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Each Fund may also quote other total return information that does not reflect the effects of the sales load.

Each Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, each Fund may compare its performance to the S&P 500 Total Return Index. The Funds may also compare their performance to [insert any additional indices here]. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. Each Fund may also occasionally cite statistics to reflect its volatility and risk. Each Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance that any Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare a Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

Each Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, each Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Funds' Prospectus to obtain a more complete view of each Fund's performance before investing. Of course, when comparing a Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for each Fund may quote total returns that are calculated on nonstandardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time each Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the reflects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. Each Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). Each Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. Each Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The Funds may acquire from time to time fixed income securities that meet the following minimum rating criteria ("Investment Grade Debt Securities") or, if unrated, are in the Advisor's opinion comparable in quality to Investment Grade Debt Securities. The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Funds may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

         AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as having significant speculative characteristics with respect to the obligor's capacity to meet its financial commitment on the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-I+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Debt which is rated A possesses many favorable investment attributes and is to be considered as an upper medium grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Debt which is rated Baa is considered as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Bonds which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period for time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternative liquidity. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings' trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

          MIG-1; VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          MIG-2; VMIG-2 - Obligations bearing these designations are of a high quality with ample margins of protection.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

         AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

         BBB - Bonds  rated BBB have  below-average  protection  factors but are
         still   considered   sufficient  for  prudent   investment.   There  is
         considerable variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff 1 is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff 1+, Duff 1 and Duff 1- within the highest rating category. Duff 1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff l- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

         AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

         A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category. A "ratings outlook" is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Bonds rated BB, B and CCC by Fitch are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the two highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

         F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

The term symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

Bonds rated BB, B and CCC by Fitch are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the three highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

         F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-l+

         F-2 - Instruments assigned this rating have satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                                     PART C
                                     ======

                              WOODLAWN FUNDS TRUST

                                    FORM N-1A

                                OTHER INFORMATION

ITEM 23.  Exhibits
          --------
(a)      Declaration of Trust.

(b)      By-Laws.

(c) Certificates for shares are not issued. Articles II and VII of the Declaration of Trust, previously filed as Exhibit (a)(1) hereto, define the rights of holders of Shares.

(d) Investment Management Agreement between the Woodlawn Funds Trust and Internet 100 Advisors, as Manager.^1

(e) Distribution Agreement between the Woodlawn Funds Trust and Capital Investment Group, Inc., as Distributor.^1

(f)      Not Applicable.

(g) Custodian Agreement between the Woodlawn Funds Trust and First Union National Bank of North Carolina, as Custodian.^1

(h)(1)   Fund  Accounting and Compliance  Administration  Agreement  between the
         Woodlawn   Funds   Trust  and  The   Nottingham   Company,   Inc.,   as
         Administrator.^1

(h)(2) Dividend Disbursing and Transfer Agent Agreement between the Woodlawn Funds Trust and NC Shareholder Services, LLC, as Transfer Agent.^1

(h)(3) Expense Limitation Agreement between the Woodlawn Funds Trust and Internet 100 Advisors.^1

(i) Opinion and Consent of Dechert Price & Rhoads regarding the legality of securities registered.^1

(j)      Consent of Deloitte & Touche LLP, Independent Public Accountants.^1

(k)      Balance Sheet.^1

(l)      Stock Subscription Agreement.^1

(m) Distribution Plan under Rule 12b-1 for the Woodlawn Funds Trust regarding the Internet 100 Fund and the Internet 100-EQ Fund.^1

(n)      Not applicable.

(o)      Form of Rule 18f-3 Plan.^1

(p)      Copy of Power of Attorney.^1

-----------------------
1.       To be filed by amendment.


ITEM 24.  Persons Controlled by or Under Common Control with the Registrant
          -----------------------------------------------------------------

No person is  controlled  by or under common  control  with the  Woodlawn  Funds
Trust.

ITEM 25.  Indemnification
          ---------------

Reference is made to Article X of the Registrant's Trust Instrument.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  Business and other Connections of the Investment Advisor
          --------------------------------------------------------

The description of Internet 100 Advisors under the caption of "The Investment Advisor" in the Prospectus and under the caption "Investment Advisor" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein. Information concerning the directors and officers of Internet 100 Advisors as set forth in Internet 100 Advisors' Form ADV filed with the Securities and Exchange Commission on **********, 1999 (File No. 801-*****), and amended through the date hereof, is incorporated by reference herein.


ITEM 27.  Principal Underwriter
          ---------------------

(a) Capital Investment Group, Inc., the Registrant's distributor, is also the underwriter and distributor for the Chesapeake Aggressive Growth Fund, Chesapeake Growth Fund, Chesapeake Core Growth Fund, WST Growth & Income Fund, CarolinasFund, Capital Value Fund, Investek Fixed Income Trust, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, Blue Ridge Total Return Fund, and SCM Strategic Growth Fund.

(b) Set forth below is certain information regarding the directors and officers of Capital Investment Group, Inc.

NAME AND PRINCIPAL    POSITION(S) AND OFFICE(S) WITH   POSITION(S) AND OFFICE(S)
BUSINESS ADDRESS      CAPITAL INVESTMENT GROUP, INC.   WITH REGISTRANT
----------------      ------------------------------   ---------------

Richard K. Bryant     President                        NONE
17 Glenwood Avenue
Raleigh, N.C.

E.O. Edgerton, Jr.    Vice President                   NONE
17 Glenwood Avenue
Raleigh, N.C.

(c) Not applicable.


ITEM 28.  Location of Accounts and Records
          --------------------------------

All account books and records not normally held by First Union National Bank of North Carolina, the Custodian to the Woodlawn Funds Trust, are held by the Woodlawn Funds Trust, in the offices of The Nottingham Company, Inc., Fund Accountant and Administrator; NC Shareholder Services, LLC, Transfer Agent to the Woodlawn Funds Trust; or Internet 100 Advisors, the Investment Advisor to the Woodlawn Funds Trust.

The address of The Nottingham Company, Inc. is 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069. The address of NC Shareholder Services, LLC is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The address of Internet 100 Advisors is 285 Main Street, Arlington, Virginia 11234. The address of First Union National Bank of North Carolina is Two First Union Center, Charlotte, North Carolina 28288-1151.


ITEM 29.  Management Services
          -------------------

Not Applicable.


ITEM 30.  Undertakings
          ------------

The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement, containing financial statements that need not be certifed, within four to six months following the effective date of this registration statement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 19th day of May, 1999.

WOODLAWN FUNDS TRUST


By:  /s/ Julian G. Winters
    _______________________
       Julian G. Winters
       Trustee




Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                       Title           Date
---------                                       -----           ----


 /s/ Julian G. Winters
_______________________________                Trustee         May 19, 1999
Julian G. Winters

                                INDEX TO EXHIBITS
                          (FOR REGISTRATION STATEMENT)
--------------------------------------------------------------------------------

EXHIBIT NO.
UNDER PART C
OF FORM N-1A                NAME OF EXHIBIT
------------                --------------------------
(a)                         Declaration of Trust

(b)                         Bylaws of the Trust